Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2025
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
(10)	Commitments and Contingent Liabilities

 (a) Litigation

In the normal course of business, TrustCo and Trustco Bank become involved in a variety of routine legal proceedings.  At present, there are no legal proceedings pending or threatened, which in the opinion of management and counsel, would result in a material loss to TrustCo or Trustco Bank.

(b) Outsourced Services

The Company contracted with third-party service providers to perform certain banking functions.  The outsourced services include data and item processing for the Bank and trust operations.  The service expense can vary based upon the volume and nature of transactions processed.  Outsourced service expense was $9.8 million in 2025, $10.9 million in 2024 and $10.0 million in 2023.  The Company is contractually obligated to pay these third-party service providers approximately $10 million to $11 million per year through 2030.